Average Annual Total Returns - ClearBridge Mid Cap Growth Fund	Mar. 01, 2021
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	35.59%	[1]
5 Years	18.66%	[1]
10 Years	15.04%	[1]
Class A
Average Annual Return:
1 Year	36.31%
5 Years	15.91%
10 Years	14.25%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	31.87%
5 Years	14.01%
10 Years	12.90%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	24.42%
5 Years	12.45%
10 Years	11.56%
Class C
Average Annual Return:
1 Year	42.59%
5 Years	16.36%
10 Years	14.06%
Class R
Average Annual Return:
1 Year	44.13%
5 Years	16.83%
10 Years		[2]
Since Inception	13.71%
Inception Date	Sep. 09, 2013
Class A2
Average Annual Return:
1 Year	36.15%
5 Years	15.71%
10 Years		[2]
Since Inception	12.56%
Inception Date	Dec. 02, 2013
Class I
Average Annual Return:
1 Year	45.08%
5 Years	17.61%
10 Years	15.24%
Class IS
Average Annual Return:
1 Year	45.15%
5 Years	17.65%
10 Years		[2]
Since Inception	14.47%
Inception Date	Sep. 09, 2013

[1]

For Class A2, Class R and Class IS shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Russell Mid Cap Growth Index was 15.15%, 15.63% and 15.63%, respectively.

[2]	N/A